Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Agreements for Licensed Copyrights (Details) - Sep. 30, 2020 - Licensed Copyrights and Produced Content
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Long Term Purchase Commitment [Line Items]
2020	¥ 6,107,029	$ 899,468
2021	7,743,333	1,140,470
2022	3,755,818	553,172
2023	1,734,388	255,448
2024 and thereafter	1,267,381	186,666
Future minimum payments under non-cancelable agreements	¥ 20,607,949	$ 3,035,224